Impairment test on Property, plant and equipment (Schedule of Amounts of Impairment Loss Reversed (Recognized)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
impairment loss reversed (recognized)	$ (133,864)	$ (7,559)	$ 4,982
Colombia [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
impairment loss reversed (recognized)	0	0	11,531
Chile [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
impairment loss reversed (recognized)	(81,967)	0	(6,549)
Brazil [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
impairment loss reversed (recognized)	(1,717)	0	0
Argentina [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
impairment loss reversed (recognized)	(16,205)	(7,559)	0
Peru [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
impairment loss reversed (recognized)	$ (33,975)	$ 0	$ 0